Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000026555 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000026555 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026555 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026555 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026555 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026555 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026555 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026555 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026555 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026555 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026555 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000026555 | AssetAffiliated InvestmentsFR_72203G207
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000026555 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026554 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000026554 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026554 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026554 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026554 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026554 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026554 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026554 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026554 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026554 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026554 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000026554 | AssetAffiliated InvestmentsFR_72203G207
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000026554 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026557 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000026557 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026557 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026557 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026557 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026557 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026557 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026557 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026557 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026557 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026557 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000026557 | AssetAffiliated InvestmentsFR_72203G207
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000026557 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026553 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000026553 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000026553 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026553 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026553 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026553 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026553 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026553 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026553 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026553 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026553 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000026553 | AssetAffiliated InvestmentsFR_72203G207
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000026553 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064139 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000064139 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000064139 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064139 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064139 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064139 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064139 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064139 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064139 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064139 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064139 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000064139 | AssetAffiliated InvestmentsFR_72203G207
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000064139 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000031163 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000031163 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000031163 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000031163 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000031163 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000031163 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000031163 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000031163 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000031163 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000031163 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031163 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000031163 | AssetAffiliated InvestmentsFR_72203G207
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000031163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200442 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000200442 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000200442 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200442 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200442 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200442 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200442 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200442 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200442 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200442 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200442 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000200442 | AssetAffiliated InvestmentsFR_72203G207
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000200442 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026507 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000026507 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000026507 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000026507 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000026507 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026507 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026507 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026507 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026507 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026507 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026507 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000026507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.50%)
C000026507 | AssetAffiliated InvestmentsFR_693390205
Holdings [Line Items]
Percent of Net Asset Value	141.50%
C000026508 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000026508 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000026508 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000026508 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000026508 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026508 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026508 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026508 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026508 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026508 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026508 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000026508 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.50%)
C000026508 | AssetAffiliated InvestmentsFR_693390205
Holdings [Line Items]
Percent of Net Asset Value	141.50%
C000026506 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000026506 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000026506 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000026506 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000026506 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026506 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026506 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026506 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000026506 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026506 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026506 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000026506 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.50%)
C000026506 | AssetAffiliated InvestmentsFR_693390205
Holdings [Line Items]
Percent of Net Asset Value	141.50%
C000064130 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000064130 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000064130 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000064130 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000064130 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064130 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064130 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064130 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000064130 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000064130 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000064130 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000064130 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.50%)
C000064130 | AssetAffiliated InvestmentsFR_693390205
Holdings [Line Items]
Percent of Net Asset Value	141.50%
C000200436 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000200436 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000200436 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000200436 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000200436 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200436 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200436 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200436 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000200436 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200436 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200436 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000200436 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.50%)
C000200436 | AssetAffiliated InvestmentsFR_693390205
Holdings [Line Items]
Percent of Net Asset Value	141.50%
C000067743 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.10%)
C000067743 | AssetU.S. Government AgenciesFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000067743 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000067743 | AssetAsset-Backed SecuritiesFR_161546HA7
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000067743 | AssetU.S. Treasury ObligationsFR_912810TM0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000067743 | AssetCommon StocksFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000067743 | AssetNon-Agency Mortgage-Backed SecuritiesFR_89171UAL3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000067743 | AssetCorporate Bonds & NotesFR_62548MAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000067743 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000067743 | Asset - ShortShort-Term InstrumentsFR_912797SP3_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000067743 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000067743 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000067744 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.10%)
C000067744 | AssetU.S. Government AgenciesFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000067744 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000067744 | AssetAsset-Backed SecuritiesFR_161546HA7
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000067744 | AssetU.S. Treasury ObligationsFR_912810TM0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000067744 | AssetCommon StocksFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000067744 | AssetNon-Agency Mortgage-Backed SecuritiesFR_89171UAL3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000067744 | AssetCorporate Bonds & NotesFR_62548MAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000067744 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000067744 | Asset - ShortShort-Term InstrumentsFR_912797SP3_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000067744 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000067744 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000067747 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.10%)
C000067747 | AssetU.S. Government AgenciesFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000067747 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000067747 | AssetAsset-Backed SecuritiesFR_161546HA7
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000067747 | AssetU.S. Treasury ObligationsFR_912810TM0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000067747 | AssetCommon StocksFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000067747 | AssetNon-Agency Mortgage-Backed SecuritiesFR_89171UAL3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000067747 | AssetCorporate Bonds & NotesFR_62548MAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000067747 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000067747 | Asset - ShortShort-Term InstrumentsFR_912797SP3_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000067747 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000067747 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000067746 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.10%)
C000067746 | AssetU.S. Government AgenciesFR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000067746 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000067746 | AssetAsset-Backed SecuritiesFR_161546HA7
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000067746 | AssetU.S. Treasury ObligationsFR_912810TM0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000067746 | AssetCommon StocksFR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000067746 | AssetNon-Agency Mortgage-Backed SecuritiesFR_89171UAL3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000067746 | AssetCorporate Bonds & NotesFR_62548MAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000067746 | AssetU.S. Government Agencies_SSFR_01F022659_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000067746 | Asset - ShortShort-Term InstrumentsFR_912797SP3_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000067746 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000067746 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026600 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026600 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026600 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000026600 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026600 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000026600 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026600 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026600 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026600 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026600 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026600 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026600 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026600 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026600 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026600 | SectorShort_Short-TermInstruments_FR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080406 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080406 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000080406 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000080406 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000080406 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000080406 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080406 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000080406 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080406 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000080406 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000080406 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000080406 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080406 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080406 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000080406 | SectorShort_Short-TermInstruments_FR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026598 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026598 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026598 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000026598 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026598 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000026598 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026598 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026598 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026598 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026598 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026598 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026598 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026598 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026598 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026598 | SectorShort_Short-TermInstruments_FR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064146 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064146 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000064146 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000064146 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000064146 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000064146 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000064146 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000064146 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064146 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000064146 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064146 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064146 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064146 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064146 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000064146 | SectorShort_Short-TermInstruments_FR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114198 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114198 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114198 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000114198 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114198 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114198 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000114198 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000114198 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000114198 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114198 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114198 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114198 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114198 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000114198 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114199 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114199 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114199 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000114199 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114199 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114199 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000114199 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000114199 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000114199 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114199 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114199 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114199 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114199 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000114199 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114194 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114194 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114194 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000114194 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114194 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114194 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000114194 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000114194 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000114194 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114194 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114194 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114194 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114194 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000114194 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114195 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000114195 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114195 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000114195 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114195 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114195 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000114195 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000114195 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000114195 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114195 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114195 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114195 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114195 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000114195 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035573 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000035573 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000035573 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000035573 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000035573 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000035573 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000035573 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035573 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035573 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035573 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000035573 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000035573 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035573 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000035573 | SectorShort_MunicipalBonds&Notes_FR_797389CU5
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000035571 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000035571 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000035571 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000035571 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000035571 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000035571 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000035571 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035571 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035571 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035571 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000035571 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000035571 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035571 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000035571 | SectorShort_MunicipalBonds&Notes_FR_797389CU5
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000064166 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000064166 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000064166 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000064166 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064166 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000064166 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064166 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064166 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064166 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064166 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000064166 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064166 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064166 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064166 | SectorShort_MunicipalBonds&Notes_FR_797389CU5
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034728 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034728 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000034728 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000034728 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034728 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000034728 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034728 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034728 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000034728 | SectorShort_Short-TermInstruments_FR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000034728 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034728 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034728 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034728 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034728 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034728 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000041556 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000041556 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000041556 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000041556 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000041556 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000041556 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000041556 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000041556 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000041556 | SectorShort_Short-TermInstruments_FR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000041556 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000041556 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000041556 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000041556 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000041556 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000041556 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034730 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034730 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000034730 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000034730 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034730 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000034730 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034730 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034730 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000034730 | SectorShort_Short-TermInstruments_FR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000034730 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034730 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034730 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034730 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034730 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034730 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064163 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000064163 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000064163 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000064163 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064163 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000064163 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064163 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064163 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000064163 | SectorShort_Short-TermInstruments_FR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000064163 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000064163 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064163 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064163 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064163 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064163 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203307 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000203307 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000203307 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000203307 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203307 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000203307 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000203307 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203307 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000203307 | SectorShort_Short-TermInstruments_FR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000203307 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000203307 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203307 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000203307 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000203307 | Special Assessment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000203307 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026594 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026594 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000026594 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026594 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000026594 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026594 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026594 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026594 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000026594 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026594 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026594 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026594 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026594 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026594 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000026594 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026596 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026596 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000026596 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026596 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000026596 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026596 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026596 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026596 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000026596 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026596 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026596 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026596 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026596 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026596 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000026596 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026592 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026592 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000026592 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026592 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000026592 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026592 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026592 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026592 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000026592 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026592 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026592 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026592 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026592 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026592 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000026592 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000064145 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064145 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000064145 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064145 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000064145 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064145 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064145 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064145 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000064145 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064145 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064145 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064145 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064145 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064145 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000064145 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000203303 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000203303 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000203303 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203303 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000203303 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203303 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203303 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000203303 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000203303 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203303 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000203303 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203303 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000203303 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000203303 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29]
C000203303 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000114203 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000114203 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114203 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114203 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000114203 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114203 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114203 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114203 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000114203 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114203 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114203 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000114203 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114203 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114203 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114203 | SectorShort_MunicipalBonds&Notes_FR_012434SY3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114204 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000114204 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114204 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114204 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000114204 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114204 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114204 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114204 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000114204 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114204 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114204 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000114204 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114204 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114204 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114204 | SectorShort_MunicipalBonds&Notes_FR_012434SY3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114206 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000114206 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114206 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114206 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000114206 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114206 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114206 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114206 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000114206 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114206 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114206 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000114206 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114206 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114206 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114206 | SectorShort_MunicipalBonds&Notes_FR_012434SY3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114207 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000114207 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114207 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114207 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000114207 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114207 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114207 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114207 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000114207 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114207 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114207 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000114207 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114207 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114207 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114207 | SectorShort_MunicipalBonds&Notes_FR_012434SY3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026603 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026603 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026603 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026603 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026603 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026603 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026603 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026603 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026603 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026603 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000026603 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026603 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026603 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026603 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000026603 | SectorShort_MunicipalBonds&Notes_FR_692160VF8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080407 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000080407 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000080407 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080407 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080407 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000080407 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080407 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000080407 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080407 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000080407 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000080407 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000080407 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080407 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080407 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000080407 | SectorShort_MunicipalBonds&Notes_FR_692160VF8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026602 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026602 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026602 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026602 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026602 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026602 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026602 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026602 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026602 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026602 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000026602 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026602 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026602 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026602 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000026602 | SectorShort_MunicipalBonds&Notes_FR_692160VF8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064147 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064147 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064147 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064147 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064147 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064147 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064147 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000064147 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064147 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000064147 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000064147 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000064147 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064147 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064147 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000064147 | SectorShort_MunicipalBonds&Notes_FR_692160VF8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203304 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000203304 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000203304 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000203304 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203304 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203304 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000203304 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000203304 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203304 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000203304 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000203304 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000203304 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000203304 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203304 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000203304 | SectorShort_MunicipalBonds&Notes_FR_692160VF8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026620 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026620 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026620 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000026620 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026620 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000026620 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026620 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026620 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026620 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026620 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026620 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026620 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026620 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026620 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026620 | SectorShort_MunicipalBonds&Notes_FR_855566JG1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026621 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026621 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026621 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000026621 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026621 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000026621 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026621 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026621 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026621 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026621 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026621 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026621 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026621 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026621 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026621 | SectorShort_MunicipalBonds&Notes_FR_855566JG1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026618 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026618 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026618 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000026618 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026618 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000026618 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026618 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026618 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026618 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026618 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026618 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026618 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026618 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026618 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026618 | SectorShort_MunicipalBonds&Notes_FR_855566JG1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064150 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000064150 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064150 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000064150 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000064150 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000064150 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064150 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064150 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064150 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064150 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064150 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000064150 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064150 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000064150 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064150 | SectorShort_MunicipalBonds&Notes_FR_855566JG1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222834 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000222834 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222834 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000222834 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000222834 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000222834 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222834 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222834 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222834 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222834 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222834 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000222834 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222834 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222834 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222834 | SectorShort_MunicipalBonds&Notes_FR_855566JG1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000203305 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203305 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000203305 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000203305 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000203305 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000203305 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203305 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203305 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000203305 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000203305 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000203305 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000203305 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000203305 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000203305 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000203305 | SectorShort_MunicipalBonds&Notes_FR_855566JG1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000207236 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000207236 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000207236 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000207236 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207236 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000207236 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000207236 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000207236 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000207236 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000207236 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207236 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000207236 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000207236 | Lease (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000207236 | Lease (Non-Terminable)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000207236 | SectorShort_Short-TermInstruments_FR_316175108
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000207238 | SectorAffiliate_AffiliatedInvestments_FR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000207238 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000207238 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000207238 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000207238 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000207238 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000207238 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000207238 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000207238 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207238 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000207238 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000207238 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000207238 | Lease (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000207238 | SectorShort_Short-TermInstruments_FR_316175108
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000207238 | Miscellaneous Taxes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000207238 | Appropriations
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026680 | Other CountriesTurkey
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000026680 | CountryAssetShort-Term InstrumentsFR_46699D001_3.670
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026680 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026680 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026680 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000026680 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026680 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026680 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026680 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026680 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026680 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026680 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026680 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026680 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026682 | Other CountriesTurkey
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000026682 | CountryAssetShort-Term InstrumentsFR_46699D001_3.670
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026682 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026682 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026682 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000026682 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026682 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026682 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026682 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026682 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026682 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026682 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026682 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026682 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026678 | Other CountriesTurkey
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000026678 | CountryAssetShort-Term InstrumentsFR_46699D001_3.670
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026678 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026678 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026678 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000026678 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026678 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026678 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026678 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026678 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026678 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026678 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026678 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026678 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064161 | Other CountriesTurkey
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000064161 | CountryAssetShort-Term InstrumentsFR_46699D001_3.670
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064161 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064161 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064161 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000064161 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000064161 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000064161 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064161 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064161 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064161 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064161 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064161 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064161 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200456 | Other CountriesTurkey
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000200456 | CountryAssetShort-Term InstrumentsFR_46699D001_3.670
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200456 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200456 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200456 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000200456 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000200456 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200456 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200456 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200456 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200456 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200456 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200456 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200456 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077188 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077188 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077188 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000077188 | Other CountriesSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000077188 | CountryAssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077188 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077188 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077188 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077188 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000077188 | India
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000077188 | Peru
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077188 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077188 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077188 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026669 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000026669 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000026669 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026669 | Other CountriesChile
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000026669 | CountryAssetShort-Term InstrumentsFR_990ACHTT6_0.010
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026669 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026669 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026669 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026669 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026669 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026669 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026669 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000026669 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026669 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026668 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000026668 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000026668 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026668 | Other CountriesChile
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000026668 | CountryAssetShort-Term InstrumentsFR_990ACHTT6_0.010
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026668 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026668 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026668 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026668 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000026668 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026668 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026668 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000026668 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026668 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064159 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000064159 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000064159 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000064159 | Other CountriesChile
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000064159 | CountryAssetShort-Term InstrumentsFR_990ACHTT6_0.010
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000064159 | CountryAssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000064159 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064159 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064159 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000064159 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064159 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064159 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000064159 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000064159 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000040829 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000040829 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000040829 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000040829 | Other CountriesUnited States
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000040829 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040829 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000040829 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000040829 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000040829 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000040829 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000040829 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000040829 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000040829 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000040829 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000040830 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000040830 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000040830 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000040830 | Other CountriesUnited States
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000040830 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040830 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000040830 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000040830 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000040830 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000040830 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000040830 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000040830 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000040830 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000040830 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000040832 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000040832 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000040832 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000040832 | Other CountriesUnited States
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000040832 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040832 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000040832 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000040832 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000040832 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000040832 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000040832 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000040832 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000040832 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000040832 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064168 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000064168 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000064168 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000064168 | Other CountriesUnited States
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000064168 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064168 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000064168 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000064168 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064168 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000064168 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064168 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064168 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064168 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064168 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200459 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200459 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000200459 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000200459 | Other CountriesUnited States
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000200459 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200459 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200459 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200459 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200459 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000200459 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200459 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200459 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200459 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200459 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000074976 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074976 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074976 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(26.20%)
C000074976 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000074976 | CountryAssetShort-Term InstrumentsFR_ACI34G249_0.000
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074976 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000074976 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074976 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074976 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074976 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000074976 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074976 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074976 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074976 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065241 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065241 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000065241 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(26.20%)
C000065241 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000065241 | CountryAssetShort-Term InstrumentsFR_ACI34G249_0.000
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065241 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000065241 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000065241 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000065241 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065241 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000065241 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065241 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065241 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065241 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026536 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026536 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026536 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(37.20%)
C000026536 | Other CountriesSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000026536 | CountryAssetShort-Term InstrumentsFR_40412DEB1_4.200
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026536 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000026536 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026536 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026536 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026536 | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026536 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026536 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026536 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026536 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026538 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026538 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026538 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(37.20%)
C000026538 | Other CountriesSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000026538 | CountryAssetShort-Term InstrumentsFR_40412DEB1_4.200
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026538 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000026538 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026538 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026538 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026538 | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026538 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026538 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026538 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026538 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026534 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026534 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026534 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(37.20%)
C000026534 | Other CountriesSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000026534 | CountryAssetShort-Term InstrumentsFR_40412DEB1_4.200
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026534 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000026534 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026534 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026534 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026534 | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026534 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026534 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026534 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026534 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064136 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064136 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064136 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(37.20%)
C000064136 | Other CountriesSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000064136 | CountryAssetShort-Term InstrumentsFR_40412DEB1_4.200
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064136 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000064136 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064136 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064136 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064136 | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000064136 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064136 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064136 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064136 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026524 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026524 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000026524 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(22.30%)
C000026524 | CountryAssetShort-Term InstrumentsFR_40412DEB1_4.200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026524 | Other CountriesItaly
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000026524 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000026524 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026524 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026524 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026524 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026524 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026524 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026524 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026524 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031146 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000031146 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000031146 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(22.30%)
C000031146 | CountryAssetShort-Term InstrumentsFR_40412DEB1_4.200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000031146 | Other CountriesItaly
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000031146 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000031146 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000031146 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000031146 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000031146 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000031146 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000031146 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031146 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000031146 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026525 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026525 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000026525 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(22.30%)
C000026525 | CountryAssetShort-Term InstrumentsFR_40412DEB1_4.200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026525 | Other CountriesItaly
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000026525 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000026525 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026525 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026525 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026525 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026525 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026525 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026525 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026525 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026523 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026523 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000026523 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(22.30%)
C000026523 | CountryAssetShort-Term InstrumentsFR_40412DEB1_4.200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026523 | Other CountriesItaly
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000026523 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000026523 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026523 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026523 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026523 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026523 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026523 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026523 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026523 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064133 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064133 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000064133 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(22.30%)
C000064133 | CountryAssetShort-Term InstrumentsFR_40412DEB1_4.200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064133 | Other CountriesItaly
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000064133 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000064133 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064133 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000064133 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064133 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064133 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064133 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064133 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064133 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200439 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200439 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000200439 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(22.30%)
C000200439 | CountryAssetShort-Term InstrumentsFR_40412DEB1_4.200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200439 | Other CountriesItaly
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000200439 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000200439 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200439 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200439 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200439 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200439 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200439 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200439 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000200439 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122921 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000122921 | PIMCO Emerging Markets Corporate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000122921 | Mexico Bonos8
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122921 | PIMCO Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122921 | Colombia TES11
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122921 | Colombia TES12.75
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122921 | Brazil Letras do Tesouro Nacional0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122921 | Colombia TES11.75
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122921 | Colombia TES13.25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122921 | Bonos de la Tesoreria de la Republica en pesos5.8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122921 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000122921 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000122921 | CountryAssetShort-Term InstrumentsFR_990ACHTT6_0.010
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122921 | Other CountriesUkraine
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000122921 | CountryAssetAffiliated InvestmentsFR_72201F516
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000122921 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122921 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122921 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000122921 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122921 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122921 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122921 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122921 | Paraguay
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122921 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.
[15]	Rounded value of investments is less than 0.1% of net assets.
[16]	Rounded value of investments is less than 0.1% of net assets.
[17]	Rounded value of investments is less than 0.1% of net assets.
[18]	Rounded value of investments is less than 0.1% of net assets.
[19]	Rounded value of investments is less than 0.1% of net assets.
[20]	Rounded value of investments is less than 0.1% of net assets.
[21]	Rounded value of investments is less than 0.1% of net assets.
[22]	Rounded value of investments is less than 0.1% of net assets.
[23]	Rounded value of investments is less than 0.1% of net assets.
[24]	Rounded value of investments is less than 0.1% of net assets.
[25]	Rounded value of investments is less than 0.1% of net assets.
[26]	Rounded value of investments is less than 0.1% of net assets.
[27]	Rounded value of investments is less than 0.1% of net assets.
[28]	Rounded value of investments is less than 0.1% of net assets.
[29]	Rounded value of investments is less than 0.1% of net assets.